Supplement dated August 24, 2004 to the Statement of Additional
Information dated May 3, 2004, as amended June 14, 2004

The Enterprise Group of Funds, Inc.



This Supplement updates certain information contained in the Statement of Additional Information dated May 3, 2004, as amended June 14, 2004, of The Enterprise Group of Funds, Inc. ("Corporation"). You may obtain an additional copy of the Statement of Additional Information, free of charge, by writing to the Corporation at 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. You should read this Supplement in conjunction with the applicable Prospectus and retain it for future reference.

This information reflects certain changes to the information contained in the section, "Management of the Corporation."

On page 37, the "Non-Interested Directors" table is replaced in its entirety with the following, effective August 17, 2004:

NON-INTERESTED DIRECTORS



Name, Address and
Year of Birth



Positions
Held
With EGF



Year
Elect
ed


Principal
Occupations
Past Five
Years
Number Of
Portfolio
s
in
Complex
Overseen
by
Director



Other
Directorshi
ps
William A. Mitchell,
Jr.
Suite 450
3343 Peachtree Road,
N.E.
Atlanta, GA 30326
1940
Chairman of
the Board;
Director
	2004

	1987
From 2004 to
present,
Chairman,
Carter &
Associates
(real estate
development);
from 2001 to
2004,
Chairman/CEO,
Carter &
Associates;
from 1999 to
2000,
President/CEO,
Carter &
Associates.
	22
None






Arthur T. Dietz
Suite 450
3343 Peachtree Road,
N.E.
Atlanta, GA 30326
1923
Director
and Audit
Committee
Member
	1972
President,
ATD Advisory
Corp.
	22
None
























Arthur Howell, Esquire
Suite 450
3343 Peachtree Road,
N.E.
Atlanta, GA 30326
1918
Director
and Audit
Committee
Chairman
	1968



Of Counsel,
Alston & Bird
LLP (law firm)
	22



None






Lonnie H. Pope
Suite 450
Director
and Audit
	1985
CEO, Longleaf
Industries,
Inc.
	22
None
3343 Peachtree Road,
N.E.
Atlanta, GA 30326
Committee
Member

(chemical
manufacturing)


1934






On page 38, the "Interested Directors" table is replaced in its entirety with the following, effective August 17, 2004:

INTERESTED DIRECTOR




Name, Address and
Year of Birth




Positions Held
With EGF




Year
Electe
d



Principal
Occupations
Past Five Years
Number
Of
Portfoli
os
in
Complex
Overseen
by
Director




Other
Directors
hips
Steven M. Joenk*
1290 Avenue of
the Americas; New
York,
New York 10104
1959

President,
Chief Executive
Officer and
Director
	2004
From July 1999 to
present, Senior
Vice President,
AXA Financial,
Inc. ("AXA
Financial"); from
1996 to 1999,
Managing Director
of MeesPierson
(an investment
company).
100
EQAT
APVT
APFT**

On page 38, the "Officers" table is replaced in its entirety with the following, effective August 17, 2004:

OFFICERS

Name, Address and
Year Of Birth

Positions Held
with EGF

Year
Electe
d
Principal
Occupations
Past Five Years

Kenneth T.
Kozlowski
1290 Avenue of the
Americas; New
York,
New York 10104
1962
Chief
Financial
Officer and
Treasurer
	2004
From February 2001 to present, Vice
President, AXA Financial; from
October 1999 to February 2001,
Assistant Vice President, AXA
Financial; from October 1996 to
October 1999, Director-Fund
Administration, Prudential
Investments.




















Patricia Louie
Vice President
	2004
From May 2003 to present, Vice
President and Associate General
Counsel, AXA Financial and The
Equitable Life Assurance Society of
the United States ("Equitable");
from July 1999 to May 2003, Vice
President and Counsel, AXA
Financial and Equitable; from
September 1994 to July 1999,
Assistant General Counsel, The
Dreyfus Corporation.
1290 Avenue of the
Americas, New
York,
New York 10104
1956
and Assistant
Secretary






Brian E. Walsh
Vice President
	2004
From February 2003 to present, Vice
President, Equitable; from January
2001 to February 2003, Assistant
Vice President, Equitable; from
December 1999 to January 2001,
Senior Fund Administrator,
Equitable; from January 1993 to
December 1999, Manager, Prudential
Investment Fund Management.
1290 Avenue of the
Americas, New
York,
New York 10104
1968
and Controller






Kenneth B. Beitler
1290 Avenue of the
Americas; New York
New York 10104
1959

Vice President
	2004
From February 2003 to present, Vice
President, AXA Financial; from
February 2002 to February 2003,
Assistant Vice President, AXA
Financial; from May 1999 to
February 2000, Senior Investment
Analyst, AXA Financial; prior
thereto, an Investment Systems
Development Analyst with TIAA-CREF.




Phillip G. Goff
Suite 450
3343 Peachtree
Road, N.E.
Atlanta, GA 30326
1963
Vice President
	1995
From 2001 to present, Senior Vice
President and Chief Financial
Officer, EFD; from 1999 to present,
Vice President and Chief Financial
Officer, ECM; from 2000 to 2004,
Controller, MSF; from 1999 to 2004,
Vice President and CFO, EAT; from
1999 to 2001, Vice President and
Chief Financial Officer, EFD.**









Catherine R.
McClellan
Suite 450
3343 Peachtree
Road, N.E.
Atlanta, GA 30326
1955
Secretary
	1990
From 1994 to present, Senior Vice
President of ECM; from 1990 to
present, Secretary of ECM; from
1990 to 2004, Director of ECM; from
1989 to present, Chief Counsel,
ECM; from 1989 to present, Senior
Vice President, Secretary, and
Chief Counsel, Enterprise Fund
Distributors, Inc.; from 2003 to
2004, Secretary, MSF; from 1994 to
2004, Secretary, EAT.**






Anthony C.
Ciliberto
Suite 450
3343 Peachtree
Road, N.E.
Assistant
Controller
	2004
From 1998 to present, Vice
President - Fund Administration of
ECM.**
Atlanta, GA 30326



1966







Footnotes to Tables

*  Mr. Joenk is affiliated with the Corporation.

**EGF	- The Enterprise Group of Funds, Inc.
EFD 	- Enterprise Fund
Distributors, Inc.
	ECM	- Enterprise Capital Management, Inc.
EAT	- Enterprise Accumulation
Trust
	EQAT	- EQ Advisors Trust
MSF	- MONY Series Fund, Inc.
	APVT	- AXA Premier VIP Trust
APFT	- AXA Premier Funds Trust



On page 39, under "Share Ownership," the first paragraph and first table are replaced with the following, effective
August 17, 2004:

Share Ownership. Each Director's share ownership in the Corporation and in all registered funds in the Enterprise family of funds and affiliated family of funds that are overseen by the respective Director as of December 31, 2003 is set forth in the chart below.





	Name


Dollar Range
of Ownership
in the Corporation
Aggregate Dollar
Range of
Securities in all
Investment Companies
Overseen by Director
in Family of
Investment Companies
Non-Interested Directors:


Arthur T. Dietz
$1 - $10,000
	$1 - $10,000
Arthur Howell
$1 - $10,000
	$1 - $10,000
William A. Mitchell, Jr.
$1 - $10,000
	$1 - $10,000
Lonnie H. Pope
None
	None
Interested Director:


Steven M. Joenk
None
	over $100,000


August 24, 2004